Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 14,939,774	$ 27,429,614	$ 39,367,996	$ 36,365,067	$ 14,775,265
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	145,845	196,662	328,161	328,943	209,249
Fair value change of investments	(474,601)	(111,753)	(277,224)	(37,029)	(37,470)
Gain from equity method investments	(522,918)	(1,402,826)	(1,566,533)	415,159	2,931,849
Loss (gain) on disposal of property and equipment	26,768	(17,628)	(16,022)	(66,917)	(26,065)
Non-cash lease expense	530,750	329,490	719,681	660,724	672,809
Loss on modification of an operating lease contract					19
Deferred income tax	758,690	745,653	128,885	1,052,812	679,502
Changes in operating assets and liabilities:
Accounts receivable	(366,569)	584,086	764,472	(448,517)	(483,945)
Real estate inventories	(12,269,957)	6,128,769	(1,208,877)	(100,431,985)	(45,110,715)
Prepaid expenses	(4,162,210)	7,790,517	5,591,707	(9,937,664)	(4,694,160)
Other assets	(503,306)	(3,225,353)	(2,398,400)	(1,521,849)	(1,856,609)
Accounts and other payables	(8,258,266)	11,278,455	2,562,331	13,166,695	2,108,239
Income tax payables	(3,477,670)	(2,653,933)	(3,673,625)	15,234,276	1,254,577
Operating lease liabilities	(366,630)	(333,312)	(534,924)	(693,709)	(643,682)
Other liabilities	279,600	3,162,166	31,395	248,604	462,469
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(13,720,700)	49,900,607	39,819,023	(45,665,390)	(29,758,668)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(99,729)	(5,771)	(2,078,255)	(5,930,453)	(465,726)
Proceeds from disposal of property and equipment	30,804	22,298	55,540	115,539	122,508
Loan provided to an employee				(274,121)
Loan provided to a related party		(8,098)	(8,098)
Loan repayments from employees		274,605	277,283	6,658	7,922
Loan repayments from related parties		298,784	306,882	8,928	10,496
Purchase of term deposits	(182,220)	(1,534,336)	(1,579,133)	(456,320)	(1,140,187)
Proceeds from maturity of term deposits			7,728
Purchase of investments	(702,429)	(491,087)	(1,703,384)	(560,213)	(1,865,561)
Proceeds from sales of investments	535,660	168,155	645,826	34,353	1,013,514
Distribution from silent partnerships		1,594,893	1,612,370	479,772	620,037
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(417,914)	319,443	(2,463,241)	(6,575,857)	(1,696,997)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of stock acquisition rights			6,627
Proceeds from bank loans and other borrowings	80,685,151	56,407,382	110,266,132	125,596,421	91,604,587
Borrowings from a related party					4,587
Repayments of bank loans and other borrowings	(59,533,929)	(74,306,128)	(119,161,249)	(80,810,000)	(64,787,048)
Repayment to a related party			(3,578)
Distribution of dividends	(1,988,233)	(2,259,800)	(2,259,800)	(1,756,238)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	19,162,989	(20,158,546)	(11,151,868)	43,030,183	26,822,126
Effect of changes in foreign currency exchange rate	(2,133,868)	(1,246,861)	(1,795,870)	(2,982,104)	(1,931,343)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	2,890,507	28,814,643	24,408,044	(12,193,168)	(6,564,882)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE BEGINNING OF THE PERIOD	32,598,002	8,189,958	8,189,958	20,383,126	26,948,008
Total cash, cash equivalents and restricted cash	35,488,509	37,004,601	32,598,002	8,189,958	20,383,126
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	1,156,069	1,377,735	2,488,433	2,232,328	1,374,628
Cash paid for income taxes	12,157,937	17,668,016	27,135,966	6,833,584	7,106,707
NON-CASH INVESTING AND FINANCING ACTIVITIES
Payroll withheld as repayments of loan receivables from an employee				151,966
Payroll withheld as repayments of loan receivables from a related party	10,507	12,085	22,393	42,458	28,431
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	21,971		2,224,004	45,097	2,940,255
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications		232,180	446,097
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	34,088,621	33,999,558	31,109,882	6,610,424	18,439,639
Restricted cash	$ 1,399,888	$ 3,005,043	$ 1,488,120	$ 1,579,534	$ 1,943,487